091-09689

For Internal Use Only
Sec File No. 9-

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2010 AUG 10 PM 5:21
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10048329

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Charles Schwab Investment Management

3. Class of New Derivative Securities Product:
Portfolio Depositary Receipt

4. Name of Underlying Instrument:
SCHO: Barclays US 1-3 Year Treasury Bond Index; SCHP: Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index - Series L; SCHR: Barclays US 3-10 Year Treasury Bond Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 3 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
SCHO, SCHP, SCHR

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
SCHO: OTC US; SCHP: OTC US; SCHR: OTC US

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**26-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	AUG 10 2010

DirectEdge

Aug. 9, 2010

Ms. Gail S. Jackson
Paralegal Specialist
U.S. Securities and Exchange Commission
Division of Trading and Markets
100 F Street, NE
Room 6628
Washington, D.C. 20549

Dear Ms. Jackson:

Please find enclosed three 19b-4(e) Forms for each EDGA Exchange, Inc. and EDGX Exchange, Inc., as well as the four required copies. Should you have any questions about these forms, please contact Jeffrey Rosenstrock directly at (201) 942-8295.

Sincerely,

Edgar Ortega
Legal Assistant

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 10 2010

Direct Edge, 545 Washington Boulevard, 6th Fl., Jersey City, NJ 07310 Tel 201.942.8220 Fax 201.557.8019 www.directedge.com